Texas Capital Texas Equity Index ETF
Schedule of Investments
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.30% Shares Fair Value
Communications — 1.75%
AST SpaceMobile, Inc., Class A
(a)
3,416 $ 9,906
AT&T, Inc. 17,561 309,074
Clear Channel Outdoor Holdings, Inc.
(a)
6,249 10,311
Frontier Communications Parent, Inc.
(a)
552 13,524
Match Group, Inc.
(a)
628 22,784
Nexstar Media Group, Inc. 77 13,266
Thryv Holdings, Inc.
(a)
472 10,493
389,358
Consumer Discretionary — 19.06%
Academy Sports & Outdoors, Inc. 6,186 417,801
Brinker International, Inc.
(a)
2,110 104,825
Builders FirstSource, Inc.
(a)
193 40,250
Chuy's Holdings, Inc.
(a)
795 26,815
Cinemark Holdings, Inc.
(a)
646 11,609
Copart, Inc.
(a)
2,219 128,524
D.R. Horton, Inc. 2,955 486,245
Dave & Buster's Entertainment, Inc.
(a)
1,206 75,496
European Wax Center, Inc., Class A
(a)
1,103 14,317
Forestar Group, Inc.
(a)
316 12,700
GameStop Corp., Class A
(a)
22,918 286,933
Green Brick Partners, Inc.
(a)
437 26,321
Group 1 Automotive, Inc. 1,133 331,097
LGI Homes, Inc.
(a)
210 24,438
RCI Hospitality Holdings, Inc. 377 21,866
Rush Enterprises, Inc., Class A 5,251 281,034
Sally Beauty Holdings, Inc.
(a)
8,996 111,730
Service Corp. International 5,284 392,126
Six Flags Entertainment Corp.
(a)
2,332 61,378
Target Hospitality Corp.
(a)
1,713 18,620
Tesla, Inc.
(a)
4,505 791,934
Upbound Group, Inc. 381 13,415
Wingstop, Inc. 1,369 501,602
XPEL, Inc.
(a)
763 41,217
YETI Holdings, Inc.
(a)
272 10,486
4,232,779
Consumer Staples — 2.77%
Darling Ingredients, Inc.
(a)
266 12,372
Kimberly-Clark Corp. 567 73,341
Quanex Building Products Corp. 323 12,413
Sysco Corp. 6,196 502,992
Vital Farms, Inc.
(a)
581 13,508
614,626
Energy — 21.15%
APA Corp. 971 33,383

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Energy — 21.15% - (continued)
Archrock, Inc. 603 $ 11,861
Atlas Energy Solutions, Inc. 542 12,260
Baker Hughes Co., Class A 3,225 108,037
Berry Corp. 1,416 11,399
Callon Petroleum Co.
(a)
324 11,586
ChampionX Corp. 339 12,167
Cheniere Energy, Inc. 2,774 447,391
Chord Energy Corp. 133 23,706
Comstock Resources, Inc. 1,227 11,387
ConocoPhillips 3,635 462,663
Coterra Energy, Inc. 2,299 64,096
Crescent Energy Co., Class A 880 10,472
CVR Energy, Inc. 329 11,732
Diamond Offshore Drilling, Inc.
(a)
823 11,226
Diamondback Energy, Inc. 546 108,201
DNOW, Inc.
(a)
1,295 19,684
Dril-Quip, Inc.
(a)
463 10,431
EOG Resources, Inc. 1,886 241,106
Excelerate Energy, Inc., Class A 624 9,996
Expro Group Holdings N.V.
(a)
1,117 22,306
Exxon Mobil Corp. 6,678 776,250
Granite Ridge Resources, Inc. 1,620 10,530
Halliburton Co. 2,895 114,120
Helix Energy Solutions Group, Inc.
(a)
1,094 11,859
Hess Midstream, L.P., Class A 315 11,381
HF Sinclair Corp. 287 17,326
Kinder Morgan, Inc. 19,115 350,569
Kinetik Holdings, Inc., Class A 345 13,755
Kodiak Gas Services, Inc. 415 11,346
Magnolia Oil & Gas Corp., Class A 558 14,480
Marathon Oil Corp. 1,783 50,530
Matador Resources Co. 346 23,102
MRC Global, Inc.
(a)
1,089 13,689
Murphy Oil Corp. 442 20,199
Newpark Resources, Inc.
(a)
1,542 11,133
Noble Corp. plc 348 16,875
NOV, Inc. 656 12,805
Occidental Petroleum Corp. 2,045 132,905
Oceaneering International, Inc.
(a)
507 11,864
Oil States International, Inc.
(a)
1,953 12,030
Par Pacific Holdings, Inc.
(a)
304 11,266
Patterson-UTI Energy, Inc. 1,301 15,534
Permian Resources Corp., Class A 1,337 23,611
Phillips 66 720 117,605
Pioneer Natural Resources Co. 760 199,500

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Energy — 21.15% - (continued)
ProPetro Holding Corp.
(a)
1,483 $ 11,983
Range Resources Corp. 764 26,305
Schlumberger Ltd. 4,427 242,644
Select Water Solutions, Inc., Class A 1,308 12,073
SilverBow Resources, Inc.
(a)
328 11,198
Solaris Oilfield Infrastructure, Inc., Class A 1,191 10,326
Southwestern Energy Co.
(a)
3,296 24,984
Sunnova Energy International, Inc.
(a)
1,683 10,317
Talos Energy, Inc.
(a)
787 10,963
Targa Resources Corp. 2,053 229,915
TETRA Technologies, Inc.
(a)
2,700 11,961
Texas Pacific Land Corp. 417 241,239
Thermon Group Holdings, Inc.
(a)
371 12,139
Tidewater, Inc.
(a)
167 15,364
U.S. Silica Holdings, Inc.
(a)
902 11,194
VAALCO Energy, Inc. 2,497 17,404
Valero Energy Corp. 532 90,807
Viper Energy, Inc. 312 12,000
W&T Offshore, Inc. 4,040 10,706
Weatherford International PLC
(a)
230 26,547
4,699,423
Financials — 6.44%
Applied Digital Corp.
(a)
2,588 11,077
Charles Schwab Corp. (The) 10,958 792,701
Comerica, Inc. 1,001 55,045
Corebridge Financial, Inc. 2,280 65,505
Cullen/Frost Bankers, Inc. 446 50,207
EZCORP, Inc., Class A
(a)
1,061 12,021
First Financial Bankshares, Inc. 1,045 34,286
First Foundation, Inc. 1,366 10,313
FirstCash Holdings, Inc. 282 35,966
Globe Life, Inc. 715 83,205
Goosehead Insurance, Inc., Class A
(a)
173 11,525
Hilltop Holdings, Inc. 379 11,870
Independent Bank Group, Inc. 282 12,873
International Bancshares Corp. 426 23,916
Mr. Cooper Group, Inc.
(a)
473 36,870
National Western Life Group, Inc., Class A 18 8,855
P10, Inc., Class A 1,233 10,382
Prosperity Bancshares, Inc. 656 43,152
Skyward Specialty Insurance Group, Inc.
(a)
297 11,111
Southside Bancshares, Inc. 357 10,435
Stellar Bancorp, Inc. 411 10,012
Stewart Information Services Corp. 215 13,988
TPG, Inc., Class A 819 36,609

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Financials — 6.44% - (continued)
Triumph Financial, Inc.
(a)
172 $ 13,643
Veritex Holdings, Inc. 487 9,979
Victory Capital Holdings, Inc., Class A 339 14,384
1,429,930
Health Care — 10.96%
Addus HomeCare Corp.
(a)
1,470 151,910
agilon health, inc.
(a)
27,591 168,305
AMN Healthcare Services, Inc.
(a)
338 21,128
Atrion Corp. 27 12,516
Cassava Sciences, Inc.
(a)
556 11,281
Castle Biosciences, Inc.
(a)
521 11,540
Enhabit, Inc.
(a)
4,446 51,796
Integer Holdings Corp.
(a)
96 11,201
Lexicon Pharmaceuticals, Inc.
(a)
4,407 10,577
McKesson Corp. 1,554 834,265
Natera, Inc.
(a)
191 17,469
Savara, Inc.
(a)
1,782 8,874
Shattuck Labs, Inc.
(a)
1,020 9,119
Taysha Gene Therapies, Inc.
(a)
3,561 10,220
Tenet Healthcare Corp.
(a)
9,055 951,771
U.S. Physical Therapy, Inc. 1,349 152,262
2,434,234
Industrials — 12.59%
AECOM 1,741 170,757
Alamo Group, Inc. 56 12,786
American Airlines Group, Inc.
(a)
5,797 88,984
Arcosa, Inc. 507 43,531
AZZ, Inc. 157 12,138
Cactus, Inc., Class A 239 11,972
Caterpillar, Inc. 840 307,801
CECO Environmental Corp.
(a)
546 12,569
Comfort Systems USA, Inc. 375 119,141
CSW Industrials, Inc. 48 11,261
Daseke, Inc.
(a)
1,173 9,736
Evolv Technologies Holdings, Inc., Class A
(a)
2,869 12,767
Flowserve Corp. 232 10,598
Fluor Corp.
(a)
2,081 87,985
IES Holdings, Inc.
(a)
197 23,963
Insperity, Inc. 420 46,036
Jacobs Solutions, Inc. 1,488 228,750
KBR, Inc. 1,603 102,047
Kirby Corp.
(a)
568 54,142
Lennox International, Inc. 53 25,905
Powell Industries, Inc. 68 9,676
Primoris Services Corp. 524 22,307

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Industrials — 12.59% - (continued)
Quanta Services, Inc. 1,495 $ 388,400
Southwest Airlines Co. 5,620 164,047
Sterling Infrastructure, Inc.
(a)
305 33,645
Trinity Industries, Inc. 388 10,806
Waste Management, Inc. 3,636 775,014
2,796,764
Materials — 0.58%
ATI, Inc.
(a)
220 11,257
Celanese Corp. 183 31,450
Commercial Metals Co. 211 12,401
Eagle Materials, Inc. 59 16,033
Encore Wire Corp. 50 13,139
Huntsman Corp. 368 9,579
United States Lime & Minerals, Inc. 36 10,733
Uranium Energy Corp.
(a)
1,709 11,536
Westlake Corp. 76 11,613
127,741
Real Estate — 12.55%
Camden Property Trust 1,904 187,354
CBRE Group, Inc., Class A
(a)
5,219 507,496
Crown Castle International Corp. 7,492 792,878
Digital Realty Trust, Inc. 5,672 816,995
Howard Hughes Holdings, Inc.
(a)
900 65,358
Invitation Homes, Inc. 10,046 357,738
NETSTREIT Corp. 1,330 24,432
NexPoint Residential Trust, Inc. 380 12,232
Summit Hotel Properties, Inc. 1,915 12,467
Whitestone REIT 846 10,617
2,787,567
Technology — 9.57%
Alkami Technology, Inc.
(a)
470 11,548
Applied Optoelectronics, Inc.
(a)
710 9,841
Aviat Networks, Inc.
(a)
273 10,467
BigCommerce Holdings, Inc.
(a)
1,440 9,922
Bumble, Inc., Class A
(a)
991 11,248
Cirrus Logic, Inc.
(a)
123 11,385
Core Scientific, Inc.
(a)
2,514 8,900
Crowdstrike Holdings, Inc., Class A
(a)
2,730 875,210
Dell Technologies, Inc., Class C 413 47,126
Digital Turbine, Inc.
(a)
3,472 9,097
Diodes, Inc.
(a)
143 10,082
E2open Parent Holdings, Inc., Class A
(a)
2,562 11,375
Green Dot Corp., Class A
(a)
1,300 12,129
Hewlett Packard Enterprise Co. 2,057 36,471
Omnicell, Inc.
(a)
539 15,755

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.30% - (continued) Shares Fair Value
Technology — 9.57% - (continued)
Open Lending Corp.
(a)
1,454 $ 9,102
Oracle Corp. 3,914 491,638
PROS Holdings, Inc.
(a)
286 10,390
Q2 Holdings, Inc.
(a)
237 12,457
Sabre Corp.
(a)
4,857 11,754
Silicon Laboratories, Inc.
(a)
72 10,348
SolarWinds Corp.
(a)
901 11,371
Texas Instruments, Inc. 1,530 266,541
Tyler Technologies, Inc.
(a)
495 210,379
2,124,536
Utilities — 1.88%
Atmos Energy Corp. 838 99,613
CenterPoint Energy, Inc. 3,507 99,914
NRG Energy, Inc. 1,189 80,483
Vistra Corp. 1,989 138,535
418,545
Total Common Stocks (Cost $19,774,364) 22,055,503
MONEY MARKET FUNDS - 0.95%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 5.23%
(b)
210,874 210,874
Total Money Market Funds (Cost $210,874) 210,874
Total Investments — 100.25% (Cost $19,985,238) 22,266,377
Liabilities in Excess of Other Assets — (0.25)% (55,944)
NET ASSETS — 100.00% $ 22,210,433
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2024.
REIT - Real Estate Investment Trust

Texas Capital Texas Oil Index ETF
Schedule of Investments
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.64% Shares Fair Value
Gas & Water Utilities — 3.33%
Osaka Gas Company Ltd. (Japan) 6,800 $ 152,629
Tokyo Gas Company Ltd. (Japan) 13,845 314,233
466,862
Oil & Gas Producers — 84.53%
APA Corp. 16,197 556,853
Baytex Energy Corp. 77,919 282,846
BP PLC - ADR 7,796 293,753
Callon Petroleum Co.
(a)
12,413 443,889
Chesapeake Energy Corp. 2,087 185,388
Comstock Resources, Inc. 19,495 180,913
ConocoPhillips 7,620 969,874
Coterra Energy, Inc. 7,539 210,187
Crescent Energy Co. 22,197 264,144
Devon Energy Corp. 13,139 659,315
Diamondback Energy, Inc. 5,192 1,028,899
EOG Resources, Inc. 6,177 789,668
Exxon Mobil Corp. 6,886 800,429
Kinder Morgan, Inc. 15,673 287,443
Magnolia Oil & Gas Corp., Class A 6,966 180,768
Marathon Oil Corp. 23,017 652,302
Matador Resources Co. 465 31,048
Murphy Oil Corp. 4,281 195,642
Occidental Petroleum Corp. 15,537 1,009,750
Ovintiv, Inc. 12,363 641,640
Permian Resources Corp. 27,222 480,740
Repsol S.A. - ADR 4,972 83,089
Riley Exploration Permian, Inc. 2,975 98,175
Ring Energy, Inc.
(a)
54,405 106,634
SilverBow Resources, Inc.
(a)
5,930 202,450
SM Energy Co. 12,563 626,265
Total S.A. - ADR 1,682 115,772
Vital Energy, Inc.
(a)
9,401 493,928
11,871,804
Oil, Gas & Consumable Fuels — 11.78%
Chevron Corp. 4,043 637,743

Texas Capital Texas Oil Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.64% - continued Shares Fair Value
Oil, Gas & Consumable Fuels — 11.78% - continued
Pioneer Natural Resources Co. 3,875 $ 1,017,188
1,654,931
Total Common Stocks — 99.64% (Cost $12,016,433) 13,993,597
MONEY MARKET FUNDS — 0.82%
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 5.23%
(b)
115,607 115,607
Total Money Market Funds (Cost $115,607) 115,607
Total Investments — 100.46% (Cost $12,132,040) 14,109,204
Liabilities in Excess of Other Assets — (0.46)% (64,512)
NET ASSETS — 100.00% $ 14,044,692
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2024.
ADR - American Depositary Receipt.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.83% Shares Fair Value
Communications — 2.56%
AST SpaceMobile, Inc.
(a)
2,491 $ 7,224
Clear Channel Outdoor Holdings, Inc.
(a)
51,324 84,685
iHeartMedia, Inc., Class A
(a)
2,914 6,090
Nexstar Media Group, Inc. 701 120,776
Thryv Holdings, Inc.
(a)
4,076 90,609
309,384
Consumer Discretionary — 15.30%
Academy Sports & Outdoors, Inc. 2,785 188,098
Brinker International, Inc.
(a)
5,071 251,928
Carriage Services, Inc. 1,927 52,106
Chuy's Holdings, Inc.
(a)
2,021 68,168
Cinemark Holdings, Inc.
(a)
3,196 57,432
Dave & Buster's Entertainment, Inc.
(a)
730 45,698
European Wax Center, Inc.
(a)
4,512 58,565
Forestar Group, Inc.
(a)
696 27,972
GameStop Corp., Class A
(a)
10,276 128,656
Green Brick Partners, Inc.
(a)
1,446 87,093
Group 1 Automotive, Inc. 508 148,453
Landesa Home Corp.
(a)
571 8,297
LGI Homes, Inc.
(a)
722 84,019
RCI Hospitality Holdings, Inc. 940 54,520
Rent-A-Center, Inc. 931 32,781
Rush Enterprises, Inc., Class A 3,204 171,478
Sally Beauty Holdings, Inc.
(a)
5,546 68,881
Six Flags Entertainment Corp.
(a)
1,447 38,085
Target Hospitality Corp.
(a)
4,324 47,002
XPEL, Inc.
(a)
3,149 170,109
YETI Holdings, Inc.
(a)
1,556 59,984
1,849,325
Consumer Staples — 1.64%
Quanex Building Products Corp. 698 26,824
Vital Farms, Inc.
(a)
7,375 171,469
198,293
Energy — 19.29%
Amplify Energy Corp.
(a)
1,069 7,066

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.83% - (continued) Shares Fair Value
Energy — 19.29% - (continued)
Archrock, Inc. 3,384 $ 66,563
Atlas Energy Solutions, Inc. 1,315 29,745
Berry Corp. 1,409 11,342
Callon Petroleum Co.
(a)
1,486 53,139
Comstock Resources, Inc. 2,418 22,439
Crescent Energy Co. 1,885 22,432
CVR Energy, Inc. 2,337 83,337
Diamond Offshore Drilling, Inc.
(a)
2,517 34,332
DNOW, Inc.
(a)
29,371 446,440
Dril-Quip, Inc.
(a)
799 18,001
Evolution Petroleum Corp. 955 5,864
Excelerate Energy, Inc., Class A 421 6,744
Expro Group Holdings N.V.
(a)
3,842 76,725
Geospace Technologies Corp.
(a)
497 6,555
Granite Ridge Resources, Inc. 1,453 9,445
Helix Energy Solutions Group, Inc.
(a)
3,374 36,574
Hess Midstream, L.P., Class A 1,880 67,924
Kinetik Holdings, Inc. 2,426 96,725
KLX Energy Services Holdings, Inc.
(a)
611 4,729
Kodiak Gas Services, Inc. 462 12,631
Magnolia Oil & Gas Corp., Class A 2,979 77,305
MRC Global, Inc.
(a)
23,286 292,705
Murphy Oil Corp. 2,348 107,304
Newpark Resources, Inc.
(a)
1,974 14,252
Noble Corp. PLC 1,848 89,610
Oceaneering International, Inc.
(a)
2,397 56,090
Oil States International, Inc.
(a)
1,504 9,265
Par Pacific Holdings, Inc.
(a)
1,316 48,771
Patterson-UTI Energy, Inc. 6,753 80,631
ProPetro Holding Corp.
(a)
2,051 16,572
Ranger Energy Services, Inc. 4,418 49,879
Ring Energy, Inc.
(a)
4,089 8,014
Select Energy Services, Inc., Class A 2,123 19,595
SilverBow Resources, Inc.
(a)
491 16,763
Solaris Oilfield Infrastructure, Inc., Class A 806 6,988

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.83% - (continued) Shares Fair Value
Energy — 19.29% - (continued)
Sunnova Energy International, Inc.
(a)
2,773 $ 16,998
Talos Energy, Inc.
(a)
2,558 35,633
TETRA Technologies, Inc.
(a)
2,848 12,617
Thermon Group Holdings, Inc.
(a)
799 26,143
Tidewater, Inc.
(a)
1,148 105,616
U.S. Silica Holdings, Inc.
(a)
1,859 23,070
VAALCO Energy, Inc. 2,425 16,902
Vertex Energy, Inc.
(a)
2,115 2,961
Viper Energy, Inc. 1,882 72,382
W&T Offshore, Inc. 2,867 7,598
2,332,416
Financials — 5.88%
Applied Blockchain, Inc.
(a)
2,068 8,851
eHealth, Inc.
(a)
953 5,747
EZCORP, Inc., Class A
(a)
962 10,899
First Financial Bankshares, Inc. 1,852 60,764
First Foundation, Inc. 955 7,210
FirstCash Holdings, Inc. 535 68,235
Goosehead Insurance, Inc., Class A
(a)
425 28,314
Hilltop Holdings, Inc. 842 26,371
Independent Bank Group, Inc. 646 29,490
International Bancshares Corp. 975 54,737
Mr. Cooper Group, Inc.
(a)
821 63,997
National Western Life Group, Inc., Class A 64 31,485
P10, Inc. 1,013 8,529
Prosperity Bancshares, Inc. 1,162 76,437
Skyward Specialty Insurance Group, Inc.
(a)
542 20,276
Southside Bancshares, Inc. 523 15,287
Stellar Bancorp, Inc. 834 20,316
Stewart Information Services Corp. 522 33,961
TPG, Inc. 1,171 52,344
Triumph Bancorp, Inc.
(a)
400 31,728
Veritex Holdings, Inc. 952 19,506
Victory Capital Holdings, Inc., Class A 861 36,532
711,016

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.83% - (continued) Shares Fair Value
Health Care — 13.97%
Addus HomeCare Corp.
(a)
2,440 $ 252,150
agilon health, inc.
(a)
46,526 283,809
AMN Healthcare Services, Inc.
(a)
7,236 452,322
Atrion Corp. 34 15,761
Cassava Sciences, Inc.
(a)
4,794 97,271
Castle Biosciences, Inc.
(a)
611 13,534
Enhabit, Inc.
(a)
7,322 85,301
Fibrobiologics, Inc.
(a)
2,866 30,981
Integer Holdings Corp.
(a)
799 93,227
Lexicon Pharmaceuticals, Inc.
(a)
3,176 7,622
Savara, Inc.
(a)
3,243 16,150
Shattuck Labs, Inc.
(a)
4,469 39,953
Taysha Gene Therapies, Inc.
(a)
15,559 44,654
U.S. Physical Therapy, Inc. 2,268 255,989
1,688,724
Industrials — 16.12%
Alamo Group, Inc. 223 50,918
Arcosa, Inc. 1,246 106,982
AZZ, Inc. 611 47,236
Bristow Group, Inc.
(a)
1,909 51,925
Cactus, Inc., Class A 1,504 75,335
CECO Environmental Corp.
(a)
752 17,311
CSW Industrials, Inc. 363 85,160
Daseke, Inc.
(a)
2,808 23,306
Distribution Solutions Group, Inc.
(a)
2,926 103,814
DXP Enterprises, Inc.
(a)
3,605 193,697
Ennis, Inc. 611 12,532
Evolv Technologies Holdings, Inc.
(a)
2,538 11,294
Flowserve Corp. 2,354 107,531
Great Lakes Dredge & Dock Corp.
(a)
2,428 21,245
Hyliion Holdings Corp.
(a)
3,390 5,966
IES Holdings, Inc.
(a)
705 85,756
Insperity, Inc. 3,268 358,206
Intuitive Machines, Inc.
(a)
1,248 7,800
Kirby Corp.
(a)
2,959 282,052

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.83% - (continued) Shares Fair Value
Industrials — 16.12% - (continued)
Powell Industries, Inc. 235 $ 33,441
Primoris Services Corp. 1,847 78,627
SEACOR Marine Holdings, Inc.
(a)
1,577 21,983
Sterling Construction Co., Inc.
(a)
1,008 111,192
Trinity Industries, Inc. 1,974 54,976
1,948,285
Materials — 2.82%
Encore Wire Corp. 358 94,075
Huntsman Corp. 2,941 76,554
United States Lime & Minerals, Inc. 47 14,013
Uranium Energy Corp.
(a)
8,951 60,419
Westlake Chemical Corp. 627 95,806
340,867
Real Estate — 14.80%
Howard Hughes Holdings, Inc.
(a)
12,907 937,306
Legacy Housing Corp.
(a)
273 5,875
NETSTREIT Corp. 18,778 344,952
NexPoint Residential Trust, Inc. 5,734 184,577
Summit Hotel Properties, Inc. 26,784 174,364
Whitestone REIT 11,343 142,355
1,789,429
Technology — 7.37%
Alkami Technology, Inc.
(a)
1,316 32,334
Applied Optoelectronics, Inc.
(a)
893 12,377
Asure Software, Inc.
(a)
658 5,119
Aviat Networks, Inc.
(a)
282 10,812
BigCommerce Holdings, Inc.
(a)
1,974 13,601
Bumble, Inc., Class A
(a)
3,732 42,358
Cirrus Logic, Inc.
(a)
970 89,783
Core Scientific, Inc.
(a)
4,342 15,371
CS Disco, Inc.
(a)
893 7,260
Digital Turbine, Inc.
(a)
2,867 7,512
Diodes, Inc.
(a)
1,081 76,211
E2open Parent Holdings, Inc.
(a)
5,499 24,416
Green Dot Corp., Class A
(a)
843 7,865

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COMMON STOCKS — 99.83% - (continued) Shares Fair Value
Technology — 7.37% - (continued)
Omnicell, Inc.
(a)
5,578 $ 163,046
Open Lending Corp.
(a)
1,777 11,124
PROS Holdings, Inc.
(a)
1,222 44,395
Q2 Holdings, Inc.
(a)
1,645 86,461
Rackspace Technology, Inc.
(a)
23,265 36,759
Ribbon Communications, Inc.
(a)
4,445 14,223
Sabre Corp.
(a)
10,904 26,388
Silicon Laboratories, Inc.
(a)
762 109,514
SolarWinds Corp.
(a)
1,316 16,608
TaskUs, Inc.
(a)
3,229 37,617
891,154
Utilities — 0.08%
Aris Water Solution, Inc., Class A 645 9,127
Total Common Stocks (Cost $11,102,616) 12,068,020
MONEY MARKET FUNDS - 0.18%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 5.23%
(b)
21,595 21,595
Total Money Market Funds (Cost $21,595) 21,595
Total Investments — 100.01% (Cost $11,124,211) 12,089,615
Liabilities in Excess of Other Assets — (0.01)% (657)
NET ASSETS — 100.00% $ 12,088,958
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2024.
REIT - Real Estate Investment Trust